Accounting for Transmission Line projects Entered into by the Group - Schedule of Movement of Contract Assets (Detail) (Parenthetical) - Other Than 3E NV Entity - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Unwinding of contract asset percentage	4.72%	4.89%
BOOM Model
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Profit included in recognition of contract assets pursuant to recognition construction revenue	₨ 24	₨ 36	₨ 161